Commitments and Contingencies - Additional Information - Logitel (Detail) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2014 MaintenanceAndSafety	Aug. 11, 2014 USD ($) MaintenanceAndSafety	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Jun. 30, 2015	Dec. 31, 2015 USD ($) MaintenanceAndSafety	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Payments made towards commitments					$ 34,027	$ 30,211
Logitel Offshore Holding [Member]
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired	100.00%	100.00%	100.00%
Number of units for maintenance and safety | MaintenanceAndSafety		3	3
Expected cost of newbuildings		$ 596,000	$ 596,000
Payments made towards commitments					193,800
Purchase obligation due in 2016					186,800
Purchase obligation due in 2017					15,700
Purchase obligation due in 2018					15,600
Purchase obligation due in 2019					$ 184,100
Logitel Offshore Holding [Member] | UMS Segment [Member]
Loss Contingencies [Line Items]
Delivery option exercised period				120 days
Delivery option exercised period, additional period				2 years
Logitel Offshore Holding [Member] | Newbuildings [Member] | Cancellation Potential [Member]
Loss Contingencies [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety	2
Logitel Offshore Holding [Member] | Order or Production Backlog [Member]
Loss Contingencies [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety			6
Assumption of obligations		$ 30,000
Logitel Offshore Holding [Member] | Order or Production Backlog [Member] | UMS Segment [Member]
Loss Contingencies [Line Items]
Assumption of obligations			$ 30,000
Logitel Offshore Holding [Member] | Delivery in February 2015 [Member]
Loss Contingencies [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety					1
Logitel Offshore Holding [Member] | Delivery in Third Quarter of 2016 and Second Quarter of 2017 [Member] | Cancellation Potential [Member]
Loss Contingencies [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety					2
Logitel Offshore Holding [Member] | Maximum [Member] | Newbuildings [Member] | UMS Segment [Member]
Loss Contingencies [Line Items]
Delivery option exercised period				1 year